Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2026
Trade And Other Payables
Schedule of trade and other payables

	2026	2026	2025
	US$	S$	S$

Trade payables
- third parties	1,588,441	2,055,601	2,056,665
Accruals	565,914	732,348	1,439,072
GST payables	163,531	211,626	279,638
Advance payment	1,285	1,663	-
Other payables
- third parties	427,322	552,998	2,799,410
	2,746,493	3,554,236	6,574,785